Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Gain (Loss) [Line Items]
Effective interest rate		34.00%		34.00%
Foreign exchange gains	€ 1,308	€ 110	€ 10,024	€ 189
Royalties Royalty Certificates
Disclosure Of Financial Gain (Loss) [Line Items]
Losses on financial liabilities at amortised cost				€ 940
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Foreign exchange loss			1,835
Foreign exchange gains			6,733
Foreign exchange gains (losses) on translation of foreign operations			€ 2,736